NOTES AND LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of notes payable

	December 31,
	2023	2022
Notes and loans payable	$2,280,743	$155,598
Less current portion	(2,136,077)	(15,809)
Long-term portion	$144,666	$139,789

Schedule of maturities of long-term debt

Amount
2024	$2,136,077
2025	4,989
2026	4,989
2027	4,989
2028	4,989
Thereafter	124,710
Total	$2,280,743